PROPERTY, PLANT AND EQUIPMENT (Details)	12 Months Ended
	Dec. 31, 2021 EUR (€) agreement	Dec. 31, 2020 EUR (€) agreement
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	€ 112,719,000	€ 34,947,000
Ending balance	240,018,000	112,719,000
Right of use assets – property plant and equipment	(74,635,121)
Charging stations and Roborace cash generating units
Reconciliation of changes in property, plant and equipment [abstract]
Impairment	3,916,361
US
Reconciliation of changes in property, plant and equipment [abstract]
Right of use assets – property plant and equipment		€ (23,770,000)
Impairment	932,693
Number of lease agreements | agreement		4
UK
Reconciliation of changes in property, plant and equipment [abstract]
Right of use assets – property plant and equipment	€ (60,765,004)
Number of leases cancelled | agreement	3
Right-of-use assets cancelled	€ 2,869,267
Gains (losses) arising from sale and leaseback transactions	1,096,778
UK | Office and Factory Buildings
Reconciliation of changes in property, plant and equipment [abstract]
Right of use assets – property plant and equipment		€ (24,683,000)
Spain
Reconciliation of changes in property, plant and equipment [abstract]
Right of use assets – property plant and equipment	(11,483,107)
Russia
Reconciliation of changes in property, plant and equipment [abstract]
Right of use assets – property plant and equipment	(22,149,549)
Germany
Reconciliation of changes in property, plant and equipment [abstract]
Impairment	1,824,188
ISRAEL
Reconciliation of changes in property, plant and equipment [abstract]
Impairment	721,772
Land and Buildings
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	87,269,000	20,396,000
Ending balance	160,674,000	87,269,000
Plant and machinery
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	15,632,000	10,284,000
Ending balance	25,947,000	15,632,000
Furniture & Fittings
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	4,293,000	2,672,000
Ending balance	4,598,000	4,293,000
Motor vehicles
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	383,000	62,000
Ending balance	296,000	383,000
Assets under Construction
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	5,142,000	1,533,000
Ending balance	48,503,000	5,142,000
Capitalised borrowing costs	€ 113,259
Capitalisation rate of borrowing costs eligible for capitalisation	21.00%
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	€ 131,104,000	45,398,000
Additions	147,312,000	67,306,000
Disposals	(1,222,000)	(388,000)
Modification of lease	68,000	24,506,000
Cancellation of leases	(3,586,000)
Transfers	263,000	(1,812,000)
Foreign exchange differences	13,324,000	(5,482,000)
Additions through business combinations under common control		662,000
Additions through business combinations		914,000
Ending balance	287,263,000	131,104,000
Modification of lease	68,000	24,506,000
Cost | Land and Buildings
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	93,716,000	23,945,000
Additions	83,776,000	50,491,000
Disposals	(122,000)	0
Modification of lease	68,000	24,506,000
Cancellation of leases	(3,586,000)
Transfers	788,000	(1,812,000)
Foreign exchange differences	8,619,000	(3,579,000)
Additions through business combinations under common control		0
Additions through business combinations		165,000
Ending balance	183,259,000	93,716,000
Right of use assets – property plant and equipment	(173,004,035)	(93,575,296)
Modification of lease	68,000	24,506,000
Cost | Plant and machinery
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	25,953,000	16,268,000
Additions	16,303,000	10,541,000
Disposals	(926,000)	(157,000)
Modification of lease	0	0
Cancellation of leases	0
Transfers	2,975,000
Foreign exchange differences	2,372,000	(1,573,000)
Additions through business combinations under common control		139,000
Additions through business combinations		735,000
Ending balance	46,677,000	25,953,000
Modification of lease	0	0
Cost | Furniture & Fittings
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	5,691,000	3,536,000
Additions	1,617,000	2,460,000
Disposals	(167,000)	(231,000)
Modification of lease	0	0
Cancellation of leases	0
Transfers	0
Foreign exchange differences	457,000	(209,000)
Additions through business combinations under common control		131,000
Additions through business combinations		4,000
Ending balance	7,598,000	5,691,000
Modification of lease	0	0
Cost | Motor vehicles
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	602,000	116,000
Additions	361,000	83,000
Disposals	(7,000)	0
Modification of lease	0	0
Cancellation of leases	0
Transfers	0
Foreign exchange differences	57,000	1,000
Additions through business combinations under common control		392,000
Additions through business combinations		10,000
Ending balance	1,013,000	602,000
Modification of lease	0	0
Cost | Assets under Construction
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	5,142,000	1,533,000
Additions	45,255,000	3,731,000
Disposals	0	0
Modification of lease	0	0
Cancellation of leases	0
Transfers	(3,500,000)
Foreign exchange differences	1,819,000	(122,000)
Additions through business combinations under common control		0
Additions through business combinations		0
Ending balance	48,716,000	5,142,000
Modification of lease	0	0
Depreciation/impairment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(18,385,000)	(10,451,000)
Disposals	1,086,000	382,000
Modification of lease		1,114,000
Depreciation	(22,682,000)	(12,001,000)
Impairment	6,755,000	25,000
Impairment reversal	883,000
Cancellation of leases	717,000
Transfers	0	1,812,000
Foreign exchange differences	(2,109,000)	963,000
Additions through business combinations under common control		(179,000)
Ending balance	(47,245,000)	(18,385,000)
Modification of lease		1,114,000
Depreciation/impairment | Land and Buildings
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(6,447,000)	(3,549,000)
Disposals	122,000	0
Modification of lease		1,114,000
Depreciation	(13,141,000)	(6,157,000)
Impairment	3,879,000	0
Impairment reversal	883,000
Cancellation of leases	717,000
Transfers	0	1,812,000
Foreign exchange differences	(840,000)	333,000
Additions through business combinations under common control		0
Ending balance	(22,585,000)	(6,447,000)
Modification of lease		1,114,000
Depreciation/impairment | Plant and machinery
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(10,321,000)	(5,984,000)
Disposals	841,000	157,000
Modification of lease
Depreciation	(7,983,000)	(4,984,000)
Impairment	2,310,000	25,000
Impairment reversal	0
Cancellation of leases	0
Transfers	124,000
Foreign exchange differences	(1,081,000)	574,000
Additions through business combinations under common control		(59,000)
Ending balance	(20,730,000)	(10,321,000)
Modification of lease
Depreciation/impairment | Furniture & Fittings
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(1,398,000)	(864,000)
Disposals	119,000	225,000
Modification of lease
Depreciation	(1,338,000)	(788,000)
Impairment	177,000	0
Impairment reversal	0
Cancellation of leases	0
Transfers	(58,000)
Foreign exchange differences	(148,000)	54,000
Additions through business combinations under common control		(25,000)
Ending balance	(3,000,000)	(1,398,000)
Modification of lease
Depreciation/impairment | Motor vehicles
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(219,000)	(54,000)
Disposals	4,000	0
Modification of lease
Depreciation	(220,000)	(72,000)
Impairment	185,000	0
Impairment reversal	0
Cancellation of leases	0
Transfers	(66,000)
Foreign exchange differences	(31,000)	2,000
Additions through business combinations under common control		(95,000)
Ending balance	(717,000)	(219,000)
Modification of lease
Depreciation/impairment | Assets under Construction
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	0	0
Disposals	0	0
Modification of lease
Depreciation	0	0
Impairment	204,000	0
Impairment reversal	0
Cancellation of leases	0
Transfers	0
Foreign exchange differences	(9,000)	0
Additions through business combinations under common control		0
Ending balance	(213,000)	0
Modification of lease
Accumulated depreciation and amortisation [member] | Land and Buildings
Reconciliation of changes in property, plant and equipment [abstract]
Right of use assets – property plant and equipment	19,169,540	€ 6,559,257
Accumulated impairment [member] | Land and Buildings
Reconciliation of changes in property, plant and equipment [abstract]
Right of use assets – property plant and equipment	€ 2,755,142